Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flows - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from/(used in) operating activities	¥ (164,268)	¥ (16,195)	¥ 78,680
Net cash used in investing activities	(54)	(99,087)	(74,793)
Net cash generated from/(used in) financing activities	¥ 91,241	¥ 72,778	¥ (142,633)